Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   06/30/07

Check here if Amendment [X];   Amendment Number: 2
  This Amendment (Check only one.):      [X ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Yale Capital Corp.
Address: 111 Second Avenue NE suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-_11437_

<table>      The institutional investment manager filing this report and</table>
<table>      the person by whom it is signed hereby represent that</table>
<table>      the person signing the report is authorized to submit</table>
<table>      it, that all information contained herein is true,</table>
<table>      correct and complete, and that it is understood that</table>
<table>      all required items, statements, schedules, lists, and</table>
<table>      tables are considered integral parts of this form.</table>

Clarification concerning amendment:
Correction: 1/100 Berkshire Hathaway CL A becomes
Berkshire Hathaway CL A (cusip same) with number of shares amended (in initial filing, total number of partial shares [1/100] were reported). Value remains the same.

Person Signing this Report on Behalf of Reporting manger:

Name: Catherine Cheshire
Title:   CCO
Phone: 727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg Florida    1/28/2010
[Signature]                       [City,State]    [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.


Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  166

Form 13F Information Table Value Total:  $273,026 (x1000)



<table>      Provide a numbered list of the name(s) and Form 13F file number(s)
of all institutional investment managers with respect to which this report is filed.




FORM 13F INFORMATION TABLE
											        Voting Authority
Name of Issuer		  Title	  CUSIP	      Value    Amount  SH/  Put/  Investment Other     Sole  Shared  None
			  Of		      (x1000)	       PRN  call  Discretion Managers
			  Class
-----------------------------------------------------------------------------------------------------------------

3M Company    		    COM	  88579Y101    	209	2,409	SH		Sole		2,409
99 Cents Only Stores 	    COM	  65440k106    	295	22,524	SH		Sole		22,524
A T & T Corp New   	    COM	  00206R012	1,347	32,464	SH		Sole		32,464
Affiliated Managers Grp     COM	  008252108	433	3,366	SH		Sole		3,366
Agree Realty Corp   	    COM	  008492100	1,463	46,820	SH		Sole		46,820
Alico Inc    		    COM	  016230104	579	9,500	SH		Sole		9,500
Altria Group Inc   	    COM	  02209S103    	1,591	22,677	SH		Sole		22,677
American Express Company    COM	  025816109	366	5,979	SH		Sole		5,979
AmeriGas Partners   UNIT LP INT	  030975106	652	18,025	SH		Sole		18,025
Amgen Incorporated  	    COM	  031162100	254	4,596	SH		Sole		4,596
Anadarko Petroleum Corp     COM	  032511107	1,710	32,898	SH		Sole		32,898
Apache Corp   		    COM	  037411105	3,220	39,467	SH		Sole		39,467
Apple Computer Inc  	    COM	  037833100	381	3,125	SH		Sole		3,125
Bank Of America Corp        COM	  060505104	971	19,856	SH		Sole		19,856
Baytex Energy        TRUST UNIT	  073176109	302	15,120	SH		Sole		15,120
Bb&T Corporation   	    COM   054937107	302	7,433	SH		Sole		7,433
Berkshire Hathaway         CL A	  084670108	3,284	30	SH		Sole		30
Berkshire Hathaway         CL B	  084670207	4,870	1,351	SH		Sole		1,351
Block H & R Incorporated    COM	  093671105	303	12,969	SH		Sole		12,969
Blyth Inc    		    COM	  09643P108	295	11,115	SH		Sole		11,115
Boardwalk Pipeline UT LTD PTNER	  096627104	1,609	45,362	SH		Sole		45,362
Boston Properties Inc       COM	  101121101	741	7,255	SH		Sole		7,255
Buckeye Partners UNIT LTD PARTN	  118230101	755	14,703	SH		Sole		14,703
C H Robinson Worldwd    COM NEW   12541W209	365	6,944	SH		Sole		6,944
Campbell Soup Company       COM	  134429109	244	6,289	SH		Sole		6,289
Celanese Corp 	      COM SER A	  150870103	233	6,000	SH		Sole		6,000
Chevrontexaco Corp  	    COM   166764100	1,056	12,538	SH		Sole		12,538
Cintas Corp   		    COM	  172908105 	337	8,559	SH		Sole		8,559
Citigroup Inc 		    COM	  172967101	2,423	47,234	SH		Sole		47,234
Coca Cola Company   	    COM	  191216100	402	7,688	SH	        Sole		7,688
Cohen & Steers Select Fnd   COM   19248A109    	1,193	45,450	SH		Sole		45,450
Conocophillips 		    COM	  20825C104    	1,664	21,201	SH		Sole		21,201
Consolidated Edison Inc     COM	  209115104	215	4,774	SH		Sole		4,774
Consolidated-Tomoka Land    COM	  210226106	250	3,604	SH		Sole		3,604
Copano Energy Llc     COM UNITS	  217202100	1,029	24,125	SH		Sole		24,125
Cross Timbers Royalty   TR UNIT	  22757R109    	234	5,500	SH		Sole		5,500
Ctrip Com Intl Ltd Adr      ADR	  22943F100    	358	4,550	SH		Sole		4,550
D S T Systems Inc   	    COM	  233326107	271	3,426	SH		Sole		3,426
Devon Energy Cp New 	    COM	  25179M103    	2,978	38,040	SH		Sole		38,040
Diamond Offshr Drilling     COM	  25271C102	203	2,000	SH		Sole		2,000
Du Pont E I De Nemour&Co    COM	  263534109	1,112	21,879	SH		Sole		21,879
Duke Energy Corporation     COM	  26441C105	323	17,632	SH		Sole		17,632
Duke Realty Corp        COM NEW	  264411505	359	10,060	SH		Sole		10,060
Enbridge Enrgy Mgmt SHS UNITS LLI 29250X103    	1,057	19,001	SH		Sole		19,001
Enbridge Energy Ptnrs       COM	  29250R106    	4,486	80,750	SH		Sole		80,750
Energizer Holding Inc       COM   29266R108	454	4,561	SH		Sole		4,561
Energy Transfer Eq COM UT LTD PTN 29273V100    	1,669	39,279	SH		Sole		39,279
Energy Transfer Ptnrs  UT LTD PTN 29273R109    	5,594	90,616	SH		Sole		90,616
Enerplus Resources Fnd UT TRG NEW 29274D604    	3,429	72,836	SH		Sole		72,836
Enterprise Grp Hldgs   UT LP INT  293716106	784	20,682	SH		Sole		20,682
Enterprise Prd Prtnrs LP    COM	  293792107	7,348	230,981	SH		Sole		230,981
Entertainment Prop COM SH BEN INT 29380T105    	2,545	47,330	SH		Sole		47,330
Equity Residentl Prop SH BEN INT  29476L107    	9,214	201,931	SH		Sole		201,931
Europe 2001 HOLDRS DEPOSITRY RCPT 29875G105    	5,675	66,000	SH		Sole		66,000
Exxon Mobil Corporation     COM	  30231G102    	941	11,223	SH		Sole		11,223
F P L Group Incorporated    COM	  302571104	404	7,123	SH		Sole		7,123
Ferrellgas Partners UNIT LTD PART 315293100	5,440	225,528	SH		Sole		225,528
Finisar Corp  		    COM	  31787A101    	201	53,185	SH		Sole		53,185
First Israel Fund   	    COM	  32063L100    	800	40,590	SH		Sole		40,590
Gaylord Entertnmt Corp      COM	  367905106	315	5,864	SH		Sole		5,864
General Dynamics Corp.      COM	  369550108	244	3,117	SH		Sole		3,117
General Electric Company    COM	  369604103	1,258	32,876	SH		Sole		32,876
General Growth Propertys    COM	  370021107	762	14,400	SH		Sole		14,400
Goldman Sachs Group Inc     COM	  38141G104    	5,103	23,545	SH		Sole		23,545
Great Plains Energy Inc     COM	  391164100	202	6,949	SH		Sole		6,949
Halliburton Co Hldg Co      COM	  406216101	294	8,520	SH		Sole		8,520
Health Care Ppty Inv Inc    COM	  421915109	840	29,050	SH		Sole		29,050
Healthcare Realty Trust     COM	  421946104	1,072	38,590	SH		Sole		38,590
Hewlett-Packard Company     COM	  428236103	214	4,804	SH		Sole		4,804
Hospitality Prop COM SH BEN INT	  44106M102    	1,284	30,944	SH		Sole		30,944
Inergy Holdings Lp  	    COM	  45661Q107    	1,231	24,192	SH		Sole		24,192
IBM	  		    COM	  459200101	703	6,680	SH		Sole		6,680
iShares 	 DJ SEL DIV INX	  464287168	714	9,935	SH		Sole		9,935
iShares 	    MSCI BRAZIL	  464286400	466	7,587	SH		Sole		7,587
iShares           MSCI EAFE IDX	  464287465	945	11,701	SH		Sole		11,701
iShares          MSCI HONG KONG	  464286871	737	43,312	SH		Sole		43,312
iShares              MSCI JAPAN	  464286848	2,010	138,516	SH		Sole		138,516
iShares 	   MSCI S KOREA	  464286772	853	14,139	SH		Sole		14,139
iShares             MSCI MEXICO	  464286822	1,171	18,991	SH		Sole		18,991
iShares 	 S&P MC 400 GRW	  464287606	6,577	72,965	SH		Sole		72,965
iShares          S&P MIDCP VALU	  464287705	9,520	109,918	SH		Sole		109,918
iShares          S&P SMLCP GROW	  464287887	2,241	15,846	SH		Sole		15,846
iShares          S&P SMLCP VALU	  464287879	5,047	63,561	SH		Sole		63,561
iShares           US TIPS BD FD	  464287176	521	5,260	SH		Sole		5,260
Jacobs Engr Group   INC DEL COM	  469814107	286	4,966	SH		Sole		4,966
Johnson & Johnson   	    COM	  478160104	536	8,693	SH		Sole		8,693
JP Morgan Chase & Co 	    COM	  46625H100    	2,839	58,595	SH		Sole		58,595
Keyspan Corporation 	    COM	  49337W100    	212	5,041	SH		Sole		5,041
Kinder Morgan Energy      UT LP	  494550106	16,206	293,648	SH		Sole		293,648
Kinder Morgan Mgmt Llc      SHS	  49455U100    	765	14,734	SH		Sole		14,734
King Pharmaceuticals Inc    COM	  495582108	307	15,000	SH		Sole		15,000
Kraft Foods Inc    	   CL A	  50075N104	429	12,181	SH		Sole		12,181
Lauder Estee Co Inc        CL A	  518439104	1,092	23,992	SH		Sole		23,992
Lehman Bros Holding Inc     COM	  524908100	910	12,000	SH		Sole		12,000
Liberty Property Tr  SH BEN INT	  531172104	344	7,830	SH		Sole		7,830
Linn Energy   	  UNIT LTD LIAB   536020100	1,488	45,226	SH		Sole		45,226
Magellan Midstrm Hld COM LP INT   55907R108    	1,034	34,462	SH		Sole		34,462
Magellan Midstrm Ptn COM UNIT RPLP559080106	456	9,786	SH		Sole		9,786
Mcgraw-Hill Cos    	    COM	  580645109	409	6,010	SH		Sole		6,010
Medtronic Inc 		    COM	  585055106	1,782	34,368	SH		Sole		34,368
Merck & Co Inc 		    COM	  589331107	731	14,685	SH		Sole		14,685
Metlife Inc   		    COM	  59156R108    	458	7,100	SH		Sole		7,100
Municipal Mtg & Eq   GROWTH SHS	  62624B101    	1,891	77,545	SH		Sole		77,545
Nasdaq 100 Shares UNIT SER 1 DEL  631100104	617	12,970	SH		Sole		12,970
Nationwide Health Propertys COM	  638620104	1,778	65,374	SH		Sole		65,374
Natural Resource Ptnr COM UT LP	  63900P103    	1,454	38,230	SH		Sole		38,230
Northern TRUST Corp 	    COM	  665859104	514	8,000	SH		Sole		8,000
Nustar Energy Lp UNIT COM ADDED	  67058H102 	1,575	22,997	SH		Sole		22,997
Oneok Partners   UNIT LTD PARTN	  68268N103    	6,070	88,683	SH		Sole		88,683
Oracle Corporation  	    COM	  68389X105    	276	14,000	SH		Sole		14,000
Pengrowth Energy    TR UNIT NEW	  706902509	390	20,420	SH		Sole		20,420
Penn Virginia GpHld COM UT R LIM  70788P105    	467	15,000	SH		Sole		15,000
Penn Virginia Res Partners  COM	  707884102	6,542	210,368	SH		Sole		210,368
Penn West Energy        TR UNIT	  707885109	3,144	94,220	SH		Sole		94,220
Pepsico Incorporated 	    COM	  713448108	261	4,027	SH		Sole		4,027
Petrochina Co Adr     SPONS ADR   71646E100	220	1,480	SH		Sole		1,480
Pfizer Incorporated 	    COM	  717081103	993	38,828	SH		Sole		38,828
Pharmaceutical HOLDRS  DEP RCPT	  71712A206    	1,633	20,000	SH		Sole		20,000
Pilgrims Pride Corp 	    COM	  721467108	515	13,500	SH		Sole		13,500
Plains All American UT LTD PRTN	  726503105	5,268	82,762	SH		Sole		82,762
Plum Creek Timber Co 	    COM	  729251108	826	19,822	SH		Sole		19,822
Powershs Exch Tra DYN SEMCT PORT  73935X781 	225	11,550	SH		Sole		11,550
Powershs Exch Tra VAL LN IND ROT  73935X179	220	7,730	SH		Sole		7,730
Powershs Exch Tra WNDRHLL CLN EN  73935X500 	208	10,000	SH		Sole		10,000
Precision Castparts Corp    COM	  740189105	319	2,630	SH		Sole		2,630
Primewest Energy    TR UNIT NEW	  741930309	1,405	66,815	SH		Sole		66,815
Procter & Gamble   	    COM	  742718109	310	5,070	SH		Sole		5,070
Progress Energy Inc 	    COM	  743263105	206	4,524	SH		Sole		4,524
Provident Energy        TR UNIT	  74386K104    	2,118	178,150	SH		Sole		178,150
Raser Technologies Inc      COM   754055101	225	30,500	SH		Sole		30,500
Raytheon Company New    COM NEW	  755111507	358	6,646	SH		Sole		6,646
Realty Income Corp  	    COM	  756109104	787	31,241	SH		Sole		31,241
Reynolds American Inc       COM	  761713106	386	5,920	SH		Sole		5,920
Royal Dutch Shell    SPON ADR B	  780259107	375	4,501	SH		Sole		4,501
Schein Henry Inc   	    COM	  806407102	246	4,596	SH		Sole		4,596
Schlumberger Ltd   	    COM	  806857108	238	2,800	SH		Sole		2,800
Smith International Inc     COM	  832110100	285	4,855	SH		Sole		4,855
Streetracks Gold TRUST GOLD SHS	  863307104	1,472	22,900	SH		Sole		22,900
Suburban Propane UNIT LTD PARTN	  864482104	1,233	25,750	SH		Sole		25,750
Suncor Energy Inc   	    COM	  867229106	976	10,850	SH		Sole		10,850
Suntrust Banks Inc  	    COM	  867914103	783	9,128	SH		Sole		9,128
T C Pipelines    UT COM LTD PRT	  87233Q108    	9,804	248,212	SH		Sole		248,212
Target Corporation  	    COM   87612E106	352	5,535	SH		Sole		5,535
Tata Motors Ltd   SPONSORED ADR	  876568502	336	20,465	SH		Sole		20,465
Teekay Lng Prtnrs PRTNRSP UNITS	  Y8564M105    	2,206	61,252	SH		Sole		61,252
Teppco Partners  UT LTD PARTNER	  872384102	9,133	205,888	SH		Sole		205,888
The Charles Schwab Corp     COM	  808513105	923	45,000	SH		Sole		45,000
Time Warner Inc    	    COM	  887317105	754	35,821	SH		Sole		35,821
Ubs Ag New Ord 	        SHS NEW	  H89231338	554	9,226	SH		Sole		9,226
United Parcel Service B    CL B	  911312106	6,766	92,691	SH		Sole		92,691
United States Steel Corp    COM	  912909108	544	5,000	SH		Sole		5,000
Van Kampen SR Incm Tr       COM	  920961109	272	31,000	SH		Sole		31,000
Vanguard Emg Mkts   EMR MKT ETF	  922042858	1,840	20,158	SH		Sole		20,158
Vanguard Intl Eq    EURPEAN ETF	  922042874	3,432	44,961	SH		Sole		44,961
Vanguard Large-Cap   GROWTH ETF	  922908736	7,559	121,235	SH		Sole		121,235
Vanguard Large-Cap    VALUE ETF	  922908744	1,767	24,580	SH		Sole		24,580
Vanguard Small   SML CP GRW ETF	  922908595	4,496	60,606	SH		Sole		60,606
Vanguard Small    SM CP VAL ETF	  922908611	4,140	55,321	SH		Sole		55,321
Vanguard Util     UTILITIES ETF	  92204A876    	754	9,135	SH		Sole		9,135
Ventas Inc    		    COM	  92276F100    	624	17,200	SH		Sole		17,200
Verizon Communications      COM	  92343V104    	1,179	28,648	SH		Sole		28,648
Viacom Inc Non Vtg          CLB	  92553P201    	207	4,962	SH		Sole		4,962
Vornado Realty Trust SH BEN INT	  929042109	1,420	12,930	SH		Sole		12,930
Wellpoint Inc 		    COM	  94973V107	213	2,664	SH		Sole		2,664
Whitney Holding Corp 	    COM	  966612103	1,112	36,938	SH		Sole		36,938
Williams Companies  	    COM	  969457100	791	25,000	SH		Sole		25,000
